Accounts Payable and Accrued Liabilities	12 Months Ended
Dec. 31, 2019
Convertible Debentures and Notes Payable
16. Accounts Payable and Accrued Liabilities
	December 31, 2019	December 31, 2018
Trade accounts payable	$744,716	$612,785
Accrued liabilities	44,162	19,862
Accrued interest payable	19,064	19,064
Payroll and commissions payable	85,416	71,971
Unrecognized tax position	90,000	90,000
	$983,358	$813,682